PROPERTY, PLANT & EQUIPMENT (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation	$ 27.6	$ 26.4	$ 53.8	$ 51.8